Share-based compensation (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Share-based compensation
Number of share based compensation plans | item	4
Compensation cost	$ 3,413,610	$ 4,511,190	$ 5,621,588
Tax benefit recognized upon the recognition of compensation cost	$ 0